UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2017 to December 31, 2017.

Date of Report (Date of earliest event reported): February 12, 2018

Commission File Number of securitizer:     025-03109

Central Index Key Number of securitizer:    0001523221

Solar Mosaic, Inc. 1
(Exact name of securitizer as specified in its charter)

Eric Watson, (510) 698-2051
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

___            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

 _______________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

 _______________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Solar Mosaic, Inc., as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including Mosaic Solar Loans 2017-1 LLC, Mosaic Solar Loans 2017-1 Trust, Mosaic Solar Loans 2017-2 LLC and Mosaic Solar Loans 2017-2 Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2018

SOLAR MOSAIC, INC.
(Securitizer)

By:  /s/ Eric Watson
        Name:    Eric Watson
        Title:      Executive Vice President,
                       General Counsel and Secretary